STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			5 Months Ended		6 Months Ended			12 Months Ended
	Jan. 19, 2026	Dec. 15, 2025	Nov. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Oct. 31, 2024	Dec. 31, 2025	Jul. 01, 2024	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 20, 2026	Oct. 22, 2021
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000			100,000,000	500,000,000			100,000,000		500,000,000			100,000,000	100,000,000	500,000,000	100,000,000
Common stock, par value				$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized				1,000,000	1,000,000			1,000,000		1,000,000			1,000,000	1,000,000		1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued				37,784,611	49,152,702			44,500,111		49,152,702			44,500,111	37,784,611		16,235,000
Common stock shares outstanding				37,784,611	49,152,702			44,500,111		49,152,702			44,500,111	37,784,611
Common stock voting rights description	provides for one vote per share of common stock									one vote per share			one vote per share
Preferred stock, shares issued				0	0			0		0			0	0		0
Common stock issued to consultants					$ 184,008
Number of shares issued, shares		1,775,000
Shares issued per share		$ 2.00
Number of shares issued		2,195,000	60,000	60,000			91,000	910,500				437,500
Share price		$ 1.00	$ 2.00				$ 1.00	$ 1.00				$ 1.60	$ 1.00
Cash proceeds		$ 2,195,000	$ 120,000				$ 91,000	$ 910,500				$ 700,000
Outstanding warrants		1,775,000
Warrants exercise price		$ 0.50		$ 0.50	$ 8.00	$ 0.50		$ 0.50		$ 8.00	$ 0.50		$ 0.50	$ 0.50
Proceeds from warrant exercises		$ 887,500
Net proceeds												$ 644,000
Issuance costs									$ 56,000					$ 56,000
Compensation				$ 60,000	$ 8,959,825	$ 0				$ 21,962,399	$ 0
Consultants [Member]
Class of Stock [Line Items]
Common stock issued to consultants, shares										23,001
Common stock issued to consultants										$ 184,008